COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Schedule Of Commitments
	June 30, 2022	December 31, 2021
Not later than one year	$90	$96
Later than one year and not later than five years	336	330
Later than five years	437	462
	$863	$888